Income tax (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Current income tax	$ (18,362)	$ (3,160)	$ (1,830)
Deferred income tax	16,385	(42,657)	(17,431)
MPIT	0	0	(332)
Income tax	$ (1,977)	$ (45,817)	$ (19,593)